Supplement dated April 5, 2018

to the Currently Effective Prospectus
of the Funds Listed Below

Please note that effective June 11, 2018 the Funds’ names are changing by replacing “Prudential” with “PGIM” in each Fund’s name and making certain other related changes, as applicable, and Class Q shares will be renamed Class R6.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the first paragraph after the table in the section entitled “How to Buy Shares-Closure of Certain Share Classes to New Group Retirement Plans” is deleted and replaced with the following:

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans that are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•	Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of the Fund, as applicable, as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
•	Certain new group retirement plans or their agents will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan or its agent has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
•	New group retirement plans or their agents that combine with, replace, are otherwise affiliated with, or have third party arrangements with, a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

2.	In each Fund’s Statutory Prospectus, the following is added to the section entitled “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries”:

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account

  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.

Prudential Balanced Fund

Prudential Conservative Allocation Fund

Prudential Jennison Growth Fund

Prudential Growth Allocation Fund

Prudential Moderate Allocation Fund

Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios 3

Prudential Jennison Focused Growth Fund

Prudential QMA Strategic Value Fund

Prudential Unconstrained Bond Fund

Prudential Real Assets Fund

Prudential QMA Global Tactical Allocation Fund

Prudential Global Absolute Return Bond Fund

Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Prudential Investment Portfolios 5

Prudential Jennison Diversified Growth Fund

Prudential Jennison Rising Dividend Fund

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Prudential Investment Portfolios 7

Prudential Jennison Value Fund

Prudential Investment Portfolios 8

Prudential QMA Stock Index Fund

Prudential Investment Portfolios 9

Prudential Real Estate Income Fund

Prudential Select Real Estate Fund

Prudential Absolute Return Bond Fund

Prudential International Bond Fund

Prudential QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Equity Income Fund

Prudential QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

Prudential QMA Long-Short Equity Fund

Prudential Short Duration Muni High Income Fund

Prudential US Real Estate Fund

Prudential Global Real Estate Fund

Prudential QMA Large-Cap Core Equity PLUS Fund

Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Prudential Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

Prudential QMA Defensive Equity Fund

Prudential Income Builder Fund

Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Prudential Total Return Bond Fund

Prudential Investment Portfolios 18

Prudential Jennison MLP Fund

Prudential Jennison 20/20 Focus Fund

Prudential National Muni Fund, Inc.

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Sector Funds, Inc.

Prudential Jennison Financial Services Fund

Prudential Jennison Utility Fund

Prudential Jennison Health Sciences Fund

Prudential World Fund, Inc.

Prudential QMA International Equity Fund

Prudential Jennison Global Infrastructure Fund

Prudential Emerging Markets Debt Hard Currency Fund

Prudential Emerging Markets Debt Local Currency Fund

Prudential Jennison Emerging Markets Equity Fund

Prudential Jennison Global Opportunities Fund

Prudential Jennison International Opportunities Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund

Prudential Global Total Return (USD Hedged) Fund

Prudential Short Term Corporate Bond Fund, Inc.

Prudential Short Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

Prudential Core Bond Fund

Prudential Corporate Bond Fund

Prudential QMA Small-Cap Value Fund

This page intentionally left blank.